GOODWILL AND INTANGIBLE ASSETS, NET - Sensitivity analysis (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Banking El Salvador
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.80%	3.90%
Discount rate	16.20%
Banking El Salvador | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.30%	3.40%
Discount rate	16.70%
Banking El Salvador | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.80%	3.90%
Discount rate	16.20%
Banking El Salvador | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.30%	4.40%
Discount rate	15.70%
Banking El Salvador | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		14.90%
Banking El Salvador | Maximum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		15.90%
Banking El Salvador | Maximum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		14.90%
Banking El Salvador | Maximum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		13.90%
Banking El Salvador | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		14.30%
Banking El Salvador | Minimum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		15.30%
Banking El Salvador | Minimum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		14.30%
Banking El Salvador | Minimum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		13.30%
Banking El Salvador | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 4,360,933	$ 4,821,361
Banking El Salvador | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,544,177	5,290,874
Banking El Salvador | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,742,953	5,861,625
Banking El Salvador | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,482,929	5,201,761
Banking El Salvador | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,544,177	5,290,874
Banking El Salvador | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 4,610,576	$ 5,388,987
Banking Guatemala
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.00%	5.10%
Discount rate	11.20%	11.70%
Banking Guatemala | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.50%	4.60%
Discount rate	11.70%	12.20%
Banking Guatemala | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.00%	5.10%
Discount rate	11.20%	11.70%
Banking Guatemala | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.50%	5.60%
Discount rate	10.70%	11.20%
Banking Guatemala | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 3,160,193	$ 4,433,281
Banking Guatemala | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	3,447,726	4,819,854
Banking Guatemala | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	3,786,746	5,271,139
Banking Guatemala | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	3,343,204	4,665,498
Banking Guatemala | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	3,447,726	4,819,854
Banking Guatemala | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 3,570,586	$ 4,999,513
Banking Panama
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate		4.40%
Discount rate		10.50%
Banking Panama | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate		3.90%
Discount rate		11.00%
Banking Panama | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate		4.40%
Discount rate		10.50%
Banking Panama | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate		4.90%
Discount rate		10.00%
Banking Panama | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount		$ 12,069,096
Banking Panama | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount		13,061,970
Banking Panama | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount		14,232,692
Banking Panama | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount		12,512,669
Banking Panama | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount		13,061,970
Banking Panama | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount		$ 13,709,357